Investments accounted for using equity method (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	$ 960,006,128	$ 789,281,758
Non-current assets	1,565,330,404	1,564,408,956
Current liabilities	521,524,086	483,281,996
Non-current liabilities	594,993,771	427,481,495
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	86,429,862	135,905,220
Non-current assets	290,767,946	319,779,443
Current liabilities	58,255,727	122,826,437
Non-current liabilities	$ 62,082,064	$ 65,850,124